Property, plants and equipment, net (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 59	$ 459,000	$ 505,000	$ 506,000